Earnings per Share	12 Months Ended
Dec. 31, 2021
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Earnings per Share
3 1 .	Earnings per Share
Basic earnings per share is calculated by dividing the profit from operations attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares purchased by the Group and held as treasury stock.
Basic earnings per share from operations for the years ended December 31, 2019, 2020 and 2021, is calculated as follows:

	2019		2020		2021
Profit attributable to ordinary shares ( i n millions of Korean won)	￦	645,703	￦	700,889	￦	1,354,537
Weighted average number of ordinary shares outstanding ( in shares)		245,171,283		245,207,307		235,201,782
Basic earnings per share ( i n Korean won)		2,634		2,858		5,759
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Controlling Company has dilutive potential ordinary shares from convertible preferred stocks, stock options and other share-based payments.
Diluted earnings per share from operations for the years ended December 31, 2019, 2020 and 2021 is calculated as follows:

	2019		2020		2021
Profit attributable to ordinary shares ( i n millions of Korean won)	￦	645,703	￦	700,889	￦	1,354,537
Adjustment to net income attributable to ordinary shares ( I n millions of Korean won)		(157)		—		—
Diluted profit attributable to ordinary shares ( i n millions of Korean won)		645,546		700,889		1,354,537
Number of dilutive potential ordinary shares outstanding ( i n number of shares)		70,267		69,598		483,760
Weighted average number of ordinary shares outstanding ( i n number of shares)		245,241,550		245,276,905		235,685,542
Diluted earnings per share ( i n Korean won)		2,632		2,858		5,747
Diluted earnings per share is earnings per outstanding of ordinary shares and dilutive potential ordinary shares. Diluted earnings per share is calculated by dividing adjusted profit for the year by the sum of the number of ordinary shares and dilutive potential ordinary shares.